Supplement to the
Fidelity® Variable Insurance Products
Investor Freedom® Funds
April 30, 2014
Prospectus

The following information replaces similar information for VIP Investor Freedom Income PortfolioSM found in the "Fund Summary" section on page 3.

Fee Table

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.50%
Total annual operating expensesB	0.50%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 51
3 years	$ 160
5 years	$ 280
10 years	$ 628

The following information replaces similar information for VIP Investor Freedom 2005 PortfolioSM found in the "Fund Summary" section on page 6.

Fee Table

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.56%
Total annual operating expensesB	0.56%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 57
3 years	$ 179
5 years	$ 313
10 years	$ 701
VIPIFF-14-02  May 19, 2014
1.828376.109

The following information replaces similar information for VIP Investor Freedom 2010 PortfolioSM found in the "Fund Summary" section on page 9.

Fee Table

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.60%
Total annual operating expensesB	0.60%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 61
3 years	$ 192
5 years	$ 335
10 years	$ 750

The following information replaces similar information for VIP Investor Freedom 2015 PortfolioSM found in the "Fund Summary" section on page 12.

Fee Table

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.63%
Total annual operating expensesB	0.63%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 64
3 years	$ 202
5 years	$ 351
10 years	$ 786

The following information replaces similar information for VIP Investor Freedom 2020 PortfolioSM found in the "Fund Summary" section on page 15.

Fee Table

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.66%
Total annual operating expensesB	0.66%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 67
3 years	$ 211
5 years	$ 368
10 years	$ 822

The following information replaces similar information for VIP Investor Freedom 2025 PortfolioSM found in the "Fund Summary" section on page 18.

Fee Table

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.70%
Total annual operating expensesB	0.70%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 72
3 years	$ 224
5 years	$ 390
10 years	$ 871

The following information replaces similar information for VIP Investor Freedom 2030 PortfolioSM found in the "Fund Summary" section on page 21.

Fee Table

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.75%
Total annual operating expensesB	0.75%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 77
3 years	$ 240
5 years	$ 417
10 years	$ 930

Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and Service Class 2
Freedom Funds
April 30, 2014
Prospectus

The following information replaces similar information for VIP Freedom Income PortfolioSM found in the "Fund Summary" section on page 3.

Fee Table

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Initial Class

Service Class

Service Class 2

Management fee	None	None	None
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.46%	0.46%	0.46%
Total annual operating expensesB	0.46%	0.56%	0.71%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Initial Class

Service Class

Service Class 2

1 year	$ 47	$ 57	$ 73
3 years	$ 148	$ 179	$ 227
5 years	$ 258	$ 313	$ 395
10 years	$ 579	$ 701	$ 883

The following information replaces similar information for VIP Freedom 2005 PortfolioSM found in the "Fund Summary" section on page 6.

Fee Table

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Initial Class

Service Class

Service Class 2

Management fee	None	None	None
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.51%	0.51%	0.51%
Total annual operating expensesB	0.51%	0.61%	0.76%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Initial Class

Service Class

Service Class 2

1 year	$ 52	$ 62	$ 78
3 years	$ 164	$ 195	$ 243
5 years	$ 285	$ 340	$ 422
10 years	$ 640	$ 762	$ 942
VIPFF2K-14-02  May 19, 2014
1.828420.109

The following information replaces similar information for VIP Freedom 2010 PortfolioSM found in the "Fund Summary" section on page 9.

Fee Table

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Initial Class

Service Class

Service Class 2

Management fee	None	None	None
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.55%	0.55%	0.55%
Total annual operating expensesB	0.55%	0.65%	0.80%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Initial Class

Service Class

Service Class 2

1 year	$ 56	$ 66	$ 82
3 years	$ 176	$ 208	$ 255
5 years	$ 307	$ 362	$ 444
10 years	$ 689	$ 810	$ 990

The following information replaces similar information for VIP Freedom 2015 PortfolioSM found in the "Fund Summary" section on page 12.

Fee Table

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Initial Class

Service Class

Service Class 2

Management fee	None	None	None
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.58%	0.58%	0.58%
Total annual operating expensesB	0.58%	0.68%	0.83%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Initial Class

Service Class

Service Class 2

1 year	$ 59	$ 69	$ 85
3 years	$ 186	$ 218	$ 265
5 years	$ 324	$ 379	$ 460
10 years	$ 726	$ 847	$ 1,025

The following information replaces similar information for VIP Freedom 2020 PortfolioSM found in the "Fund Summary" section on page 15.

Fee Table

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Initial Class

Service Class

Service Class 2

Management fee	None	None	None
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.60%	0.60%	0.60%
Total annual operating expensesB	0.60%	0.70%	0.85%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Initial Class

Service Class

Service Class 2

1 year	$ 61	$ 72	$ 87
3 years	$ 192	$ 224	$ 271
5 years	$ 335	$ 390	$ 471
10 years	$ 750	$ 871	$ 1,049

The following information replaces similar information for VIP Freedom 2025 PortfolioSM found in the "Fund Summary" section on page 18.

Fee Table

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Initial Class

Service Class

Service Class 2

Management fee	None	None	None
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.64%	0.64%	0.64%
Total annual operating expensesB	0.64%	0.74%	0.89%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Initial Class

Service Class

Service Class 2

1 year	$ 65	$ 76	$ 91
3 years	$ 205	$ 237	$ 284
5 years	$ 357	$ 411	$ 493
10 years	$ 798	$ 918	$ 1,096

The following information replaces similar information for VIP Freedom 2030 PortfolioSM found in the "Fund Summary" section on page 21.

Fee Table

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Initial Class

Service Class

Service Class 2

Management fee	None	None	None
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.68%	0.68%	0.68%
Total annual operating expensesB	0.68%	0.78%	0.93%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Initial Class

Service Class

Service Class 2

1 year	$ 69	$ 80	$ 95
3 years	$ 218	$ 249	$ 296
5 years	$ 379	$ 433	$ 515
10 years	$ 847	$ 966	$ 1,143

The following information replaces similar information for VIP Freedom 2035 PortfolioSM found in the "Fund Summary" section on page 24.

Fee Table

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Initial Class

Service Class

Service Class 2

Management fee	None	None	None
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.70%	0.70%	0.70%
Total annual operating expensesB	0.70%	0.80%	0.95%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Initial Class

Service Class

Service Class 2

1 year	$ 72	$ 82	$ 97
3 years	$ 224	$ 255	$ 303
5 years	$ 390	$ 444	$ 525
10 years	$ 871	$ 990	$ 1,166

The following information replaces similar information for VIP Freedom 2040 PortfolioSM found in the "Fund Summary" section on page 27.

Fee Table

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Initial Class

Service Class

Service Class 2

Management fee	None	None	None
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.70%	0.70%	0.70%
Total annual operating expensesB	0.70%	0.80%	0.95%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Initial Class

Service Class

Service Class 2

1 year	$ 72	$ 82	$ 97
3 years	$ 224	$ 255	$ 303
5 years	$ 390	$ 444	$ 525
10 years	$ 871	$ 990	$ 1,166

The following information replaces similar information for VIP Freedom 2045 PortfolioSM found in the "Fund Summary" section on page 30.

Fee Table

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Initial Class

Service Class

Service Class 2

Management fee	None	None	None
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.70%	0.70%	0.70%
Total annual operating expensesB	0.70%	0.80%	0.95%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Initial Class

Service Class

Service Class 2

1 year	$ 72	$ 82	$ 97
3 years	$ 224	$ 255	$ 303
5 years	$ 390	$ 444	$ 525
10 years	$ 871	$ 990	$ 1,166

The following information replaces similar information for VIP Freedom 2050 PortfolioSM found in the "Fund Summary" section on page 33.

Fee Table

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Initial Class

Service Class

Service Class 2

Management fee	None	None	None
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.70%	0.70%	0.70%
Total annual operating expensesB	0.70%	0.80%	0.95%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Initial Class

Service Class

Service Class 2

1 year	$ 72	$ 82	$ 97
3 years	$ 224	$ 255	$ 303
5 years	$ 390	$ 444	$ 525
10 years	$ 871	$ 990	$ 1,166